Average Annual Total Returns - Pioneer Equity Income VCT Portfolio	May 01, 2021
Russell1000ValueIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	2.80%
5 Years	9.74%
10 Years	10.50%
Since Inception	9.57%
Inception Date	Mar. 01, 2095
Class I
Average Annual Return:
1 Year	(0.04%)
5 Years	9.67%
10 Years	10.53%
Since Inception	9.45%
Inception Date	Mar. 01, 2095
Class II
Average Annual Return:
1 Year	(0.26%)
5 Years	9.42%
10 Years	10.26%
Since Inception	6.78%
Inception Date	Sep. 14, 2099